Subsidiary Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2022
Subsidiary Preferred Shares [Abstract]
Disclosure of subsidiary preferred share balances	The following summarizes the subsidiary preferred share balance:

	2022 $000s	2021 $000s
As of December 31,
Entrega	169	669
Follica	350	11,191
Sonde	—	13,362
Vedanta Biosciences	26,820	148,796
Total subsidiary preferred share balance	27,339	174,017

Disclosure of subsidiary preferred shares, minimum liquidation preference
As of December 31, 2022 and December 31, 2021, the minimum liquidation preference reflects the amounts that would be payable to the subsidiary preferred holders upon a liquidation event of the subsidiaries, which is as follows:

	2022 $000s	2021 $000s
As of December 31,
Entrega	2,216	2,216
Follica	6,405	6,405
Sonde	—	12,000
Vedanta Biosciences	149,568	149,568
Total minimum liquidation preference	158,189	170,189

Disclosure of changes in the value of subsidiary preferred shares
For the years ended December 31, 2022 and 2021, the Group recognized the following changes in the value of subsidiary preferred shares:

$000s
Balance as of January 1, 2021	118,972
Issuance of new preferred shares – financing cash flow	37,610
Conversion of convertible notes	25,797
Decrease in value of preferred shares measured at fair value – finance costs (income)	(8,362)
Balance as of January 1, 2022	174,017
Decrease in value of preferred shares measured at fair value – finance costs (income)	(130,825)
Deconsolidation of subsidiary – (Sonde)	(15,853)
Balance as of December 31, 2022	27,339